Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Financial Instruments Pledged as Collateral [Abstract]
Investment securities pledged for acting as a collection agent of public funds	¥ 27,852,688
Cash collateral pledged for derivative transactions included in Other assets	3,428,864	¥ 2,566,588
Cash collateral received for derivative transactions included in Other liabilities	¥ 1,080,428	¥ 1,415,939